FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 10, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”) Federated Hermes Money Market Management Digital Treasury Fund (the “Fund”) Reserve Shares
1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Post-Effective Amendment No. 270 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 272 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on March 5, 2026, pursuant to the provisions of paragraph (a)(2) of Rule 485(a) under the 1933 Act. A Rule 485(a) filing is being made to add a new fund to the Registrant.

This registration statement includes a money market fund representing a (taxable/non-taxable) investment vehicle.

The Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall
Sheryl L. McCall
Senior Paralegal II
Federated Hermes, Inc.